Fees Summary	Nov. 13, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 751,947,000.00
Previously Paid Amount	0.00
Total Fee Amount	103,843.88
Total Offset Amount	0.00
Net Fee	103,843.88
Narrative - Max Aggregate Offering Price	$ 751,947,000.00
Final Prospectus	true